EMPLOYEE BENEFIT PLANS (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Change in plan assets
Fair value of plan assets at beginning of year	$ 67,284,000	$ 61,388,000
Fair value of plan assets at end of year	86,718,000	67,284,000	61,388,000
DEFINED CONTRIBUTION PLAN
Percentage of employer's contribution under 401(k)/ Thrift Plan matching the first 5 percent of participant's compensation subject to certain limitations	100.00%
Percentage of participant's compensation eligible for employer's matching contribution	5.00%
Annual expense incurred for defined contribution plan	26,700,000	21,000,000	14,200,000
Oil and Gas Properties
Change in plan assets
Fair value of plan assets at beginning of year	275,000
Unrealized gains relating to property still held at the reporting date	24,000
Fair value of plan assets at end of year	$ 299,000		$ 275,000